REX AI EQUITY PREMIUM INCOME ETF
Schedule of Investments
February 28, 2025 (unaudited)

		Shares	Value
97.65%	COMMON STOCKS
5.98%	APPLICATIONS SOFTWARE
	Microsoft Corp.	21,939	$8,709,564
	ServiceNow, Inc.(A)	8,899	8,273,934
			16,983,498

5.43%	COMPUTER AIDED DESIGN
	Cadence Design Systems(A)	30,369	7,607,434
	Synopsys, Inc.(A)	17,090	7,814,915
			15,422,349

9.46%	COMPUTER DATA SECURITY
	CrowdStrike Holdings, Inc.(A)	68,980	26,878,747

3.17%	COMPUTER SERVICES
	International Business Machines Corp.	35,623	8,992,670

2.59%	COMPUTER SOFTWARE
	Datadog, Inc. Class A(A)	63,033	7,346,496

3.36%	COMPUTERS
	Apple, Inc.	39,493	9,550,987

3.62%	COMPUTERS-INTEGRATED SYSTEMS
	Super Micro Computer, Inc.(A)	247,958	10,280,339

2.93%	ECOMMERCE/PRODUCTS
	Amazon.com, Inc.(A)	39,230	8,327,744

29.26%	ELECTRONIC COMPONENTS-SEMICONDUCTORS
	Arm Holdings plc ADR(A)	133,940	17,638,559
	Advanced Micro Devices(A)	83,633	8,351,591
	Broadcom, Inc.	39,968	7,970,818
	Intel Corp.(A)	470,935	11,175,288
	Micron Technology, Inc.	97,433	9,122,652
	Nvidia Corp.	230,866	28,839,781
			83,098,689

REX AI EQUITY PREMIUM INCOME ETF
Schedule of Investments
February 28, 2025 (unaudited)

		Shares	Value
3.20%	ELECTRONIC FORMS
	Adobe, Inc.(A)	20,746	$9,098,366

10.96%	ENTERPRISE SOFTWARE/SERVICES
	Palantir Technologies Inc.(A)	269,907	22,920,502
	Salesforce, Inc.	27,592	8,218,277
			31,138,779
2.96%	INTERNET CONTENT
	Meta Platforms, Inc.	12,562	8,393,928

3.11%	INTERNET SECURITY
	Palo Alto Networks, Inc.(A)	46,355	8,827,383

5.75%	NETWORKING PRODUCTS
	Arista Networks, Inc.(A)	75,865	7,059,238
	Cisco Systems, Inc.	144,401	9,257,548
			16,316,786

2.96%	SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS
	Qualcomm, Inc.	53,548	8,416,139

2.91%	WEB PORTALS/ISP
	Alphabet, Inc. Class A	48,507	8,259,772

97.65%	TOTAL COMMON STOCKS		277,332,672
3.06%	US TREASURY BILL
	US Treasury 03/25/2025 4.380%	8,700,000	8,677,508

100.71%	TOTAL INVESTMENTS		$286,010,180

(0.71%)	Liabilities in excess of other assets		(2,020,432)
100.00%	NET ASSETS		$283,989,748

(A) Non-income producing

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

REX AI EQUITY PREMIUM INCOME ETF
Schedule of Options Written
February 28, 2025 (unaudited)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(1.73%)	OPTIONS WRITTEN
(1.73%)	CALL
	Adobe, Inc.	4	(175,424)	460	03/21/2025	(5,500)
	Adobe, Inc.	3	(131,568)	470	03/21/2025	(3,210)
	Adobe, Inc.	7	(306,992)	480	03/21/2025	(5,600)
	Adobe, Inc.	186	(8,157,216)	490	03/21/2025	(100,068)
	Adobe, Inc.	7	(306,992)	500	03/21/2025	(3,045)
	Advanced Micro Devices	836	(8,348,296)	110	03/21/2025	(89,452)
	Alphabet, Inc. Class A	477	(8,122,356)	180	03/21/2025	(70,596)
	Alphabet, Inc. Class A	4	(68,112)	185	03/21/2025	(296)
	Alphabet, Inc. Class A	4	(68,112)	190	03/21/2025	(168)
	Apple, Inc.	9	(217,656)	250	03/21/2025	(1,998)
	Apple, Inc.	377	(9,117,368)	260	03/21/2025	(21,112)
	Apple, Inc.	8	(193,472)	270	03/21/2025	(112)
	Amazon.com, Inc.	374	(7,939,272)	220	03/21/2025	(115,940)
	Amazon.com, Inc.	13	(275,964)	230	03/21/2025	(1,300)
	Amazon.com, Inc.	5	(106,140)	235	03/21/2025	(285)
	Arista Networks, Inc.	749	(6,969,445)	100	03/21/2025	(142,310)
	Arista Networks, Inc.	9	(83,745)	105	03/21/2025	(819)
	Arm Holdings plc	89	(1,172,041)	140	03/21/2025	(33,820)
	Arm Holdings plc	6	(79,014)	145	03/21/2025	(1,284)
	Arm Holdings plc	1,208	(15,908,152)	150	03/21/2025	(194,488)
	Arm Holdings plc	36	(474,084)	155	03/21/2025	(3,600)
	Broadcom, Inc.	369	(7,358,967)	210	03/21/2025	(274,167)
	Broadcom, Inc.	18	(358,974)	220	03/21/2025	(8,190)
	Broadcom, Inc.	12	(239,316)	230	03/21/2025	(3,132)
	Cadence Design Systems	4	(100,200)	260	03/21/2025	(1,772)
	Cadence Design Systems	297	(7,439,850)	270	03/21/2025	(47,817)
	Cadence Design Systems	2	(50,100)	275	03/21/2025	(200)
	CrowdStrike Holdings, Inc.	659	(25,678,594)	410	03/21/2025	(962,140)
	CrowdStrike Holdings, Inc.	3	(116,898)	420	03/21/2025	(3,255)
	CrowdStrike Holdings, Inc.	19	(740,354)	430	03/21/2025	(16,530)
	CrowdStrike Holdings, Inc.	8	(311,728)	460	03/21/2025	(3,080)
	Cisco Systems, Inc.	57	(365,427)	67.5	03/21/2025	(741)
	Cisco Systems, Inc.	1,387	(8,892,057)	70	03/21/2025	(5,548)
	Datadog, Inc. Class A	603	(7,027,965)	125	03/21/2025	(98,289)
	Datadog, Inc. Class A	12	(139,860)	130	03/21/2025	(900)

REX AI EQUITY PREMIUM INCOME ETF
Schedule of Options Written
February 28, 2025 (unaudited)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Datadog, Inc. Class A	15	(174,825)	120	03/21/2025	$(4,650)
International Business Machines Corp.	17	(429,148)	270	03/21/2025	(1,275)
International Business Machines Corp.	339	(8,557,716)	280	03/21/2025	(7,458)
Intel Corp.	128	(303,744)	25	03/21/2025	(11,392)
Intel Corp.	90	(213,570)	26	03/21/2025	(5,670)
Intel Corp.	4,491	(10,657,143)	27.5	03/21/2025	(175,149)
Meta Platforms, Inc.	116	(7,751,120)	700	03/21/2025	(101,732)
Meta Platforms, Inc.	1	(66,820)	710	03/21/2025	(630)
Meta Platforms, Inc.	7	(467,740)	720	03/21/2025	(3,220)
Meta Platforms, Inc.	1	(66,820)	740	03/21/2025	(222)
Microsoft Corp.	20	(793,980)	420	03/21/2025	(3,200)
Microsoft Corp.	199	(7,900,101)	430	03/21/2025	(13,731)
Micron Technology, Inc.	43	(402,609)	100	03/21/2025	(17,415)
Micron Technology, Inc.	30	(280,890)	105	03/21/2025	(7,500)
Micron Technology, Inc.	46	(430,698)	110	03/21/2025	(7,406)
Micron Technology, Inc.	855	(8,005,365)	115	03/21/2025	(83,790)
Nvidia Corp.	2,184	(27,282,528)	130.00	03/21/2025	(1,039,584)
Nvidia Corp.	18	(224,856)	140.00	03/21/2025	(3,654)
Nvidia Corp.	106	(1,324,152)	145.00	03/21/2025	(13,250)
Palo Alto Networks, Inc.	448	(8,531,264)	200.00	03/21/2025	(126,784)
Palo Alto Networks, Inc.	9	(171,387)	205.00	03/21/2025	(1,458)
Palo Alto Networks, Inc.	6	(114,258)	210.00	03/21/2025	(588)
Palantir Technologies Inc.	2,572	(21,841,424)	100.00	03/21/2025	(321,500)
Palantir Technologies Inc.	106	(900,152)	90.00	03/21/2025	(38,160)
Palantir Technologies Inc.	21	(178,332)	95.00	03/21/2025	(4,620)
Qualcomm, Inc.	516	(8,109,972)	165.00	03/21/2025	(94,428)
Qualcomm, Inc.	5	(78,585)	170.00	03/21/2025	(440)
Qualcomm, Inc.	14	(220,038)	175.00	03/21/2025	(560)
Salesforce, Inc.	274	(8,161,090)	310	03/21/2025	(102,750)
Salesforce, Inc.	1	(29,785)	320	03/21/2025	(183)
ServiceNow, Inc.	1	(92,976)	1,000.00	03/21/2025	(537)
ServiceNow, Inc.	2	(185,952)	1,010.00	03/21/2025	(980)
ServiceNow, Inc.	1	(92,976)	1,040.00	03/21/2025	(212)
ServiceNow, Inc.	2	(185,952)	980.00	03/21/2025	(2,030)
ServiceNow, Inc.	82	(7,624,032)	990.00	03/21/2025	(56,170)
Super Micro Computer, Inc.	115	(476,790)	45.00	03/21/2025	(30,245)
Super Micro Computer, Inc.	2,364	(9,801,144)	50.00	03/21/2025	(361,692)

REX AI EQUITY PREMIUM INCOME ETF
Schedule of Options Written
February 28, 2025 (unaudited)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	Synopsys, Inc.	11	(503,008)	490.00	03/21/2025	(4,510)
	Synopsys, Inc.	154	(7,042,112)	500.00	03/21/2025	(38,500)
	Synopsys, Inc.	5	(228,640)	510.00	03/21/2025	(885)
						(4,908,924)

(1.73%)	TOTAL OPTIONS WRITTEN					$(4,908,924)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of February 28, 2025:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
COMMON STOCKS	$277,332,672			$277,332,672
US TREASURY BILL		$8,677,508		$8,677,508
TOTAL INVESTMENTS	$277,332,672	$8,677,508		$286,010,180
OPTIONS WRITTEN	$(4,908,924)			$(4,908,924)
TOTAL SHORT INVESTMENTS	$(4,908,924)			$(4,908,924)

The cost of investments for Federal income tax purposes has been estimated a/o February 28, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $267,993,930, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$21,719,813
Gross unrealized depreciation	(12,381,071)
Net unrealized appreciation	$9,338,742